Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation. The unaudited condensed consolidated interim financial statements of Wright Medical Group, Inc. (WMG, legacy Wright, we, us, or our) have been prepared in accordance with accounting principles generally accepted (GAAP) in the United States (U.S.) for interim financial statements. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with our consolidated financial statements and related notes included in our Annual Report on Form 10-K for the year ended December 31, 2014, as filed with the U.S. Securities and Exchange Commission (SEC) on February 26, 2015.
On October 1, 2015, we completed our previously announced merger with Tornier N.V. (Tornier). See Note 14 to the consolidated financial statements for additional information regarding the merger.
In the opinion of management, these unaudited condensed consolidated interim financial statements reflect all adjustments necessary for a fair presentation of our interim financial results. All such adjustments are of a normal and recurring nature. The results of operations for any interim period are not indicative of results for the full fiscal year.
The accompanying unaudited condensed consolidated interim financial statements include our accounts and those of our domestic and international subsidiaries, all of which are wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.
The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the dates of the financial statements and the amounts of revenues and expenses during the reporting periods. Actual amounts realized or paid could differ from those estimates.